UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     December 31, 2008
                                                  -------------------
Check here if Amendment [ ]; Amendment Number:
                                                  --------------
  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Trafelet Capital Management, L.P.
Address:    590 Madison Ave., 39th Floor
            New York, NY  10022

Form 13F File Number:    28-12508
                       -------------

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Doug Schwenk
Title:    Chief Operating Officer
Phone:    (212) 201-7800

Signature, Place, and Date of Signing:

   /s/  Doug Schwenk                 New York, NY         February 13, 2009
    ----------------------    -------------------------   ----------------
          [Signature]               [City, State]              [Date]

Trafelet & Company, LLC serves as managing member of Trafelet Services UK Limited, which serves as manager of the Reporting Manager.

Report Type (Check only one):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                            FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      3

Form 13F Information Table Entry Total: 23

Form 13F Information Table Value Total: $260,684 (thousands)

List of Other Managers reporting for this Manager:

No.     Name                                   Form 13F File Number
----------------------------------------------------------------------------
1.      Trafelet & Company Advisors, LLC        28-10829
2.      Trafelet & Company, LLC                 28-10380
3.      Remy W. Trafelet                        28-13170


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                                               FORM 13F INFORMATION TABLE
                                           4TH QUARTER ENDING DECEMBER 31, 2008
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
COLUMN 1                     COLUMN 2        COLUMN 3 COLUMN 4   COLUMN 5        COLUMN 6    COLUMN 7    COLUMN 8
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                                                                                                               VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS   CUSIP   VALUE     SHRS OR     SH/  PUT/ INVESTMENT    OTHER       SOLE   SHARED   NONE
                                                     (X$1000)   PRN AMT     PRN CALL  DIRECTION   MANAGERS
-----------------------------------------------------------------------------------------------------------------------------------
ANNALY CAP MGMT INC          COM            035710409 72,226    4,551,073   SH        SHARED-DEFINED  1, 2, 3   4,551,073
APPLE INC                    COM            037833100 30,111      352,800   SH        SHARED-DEFINED  1, 2, 3     352,800
ATLAS ENERGY RESOURCES LLC   COM            049303100 18,236    1,428,005   SH        SHARED-DEFINED  1, 2, 3   1,428,005
BANCO LATINOAMERICANO DE EXP CL E           P16994132  5,486      382,000   SH        SHARED-DEFINED  1, 2, 3     382,000
BAUER EDDIE HLDGS INC        COM            071625107    756    1,481,886   SH        SHARED-DEFINED  1, 2, 3   1,481,886
CAPSTEAD MTG CORP            COM NO PAR     14067E506  5,209      483,683   SH        SHARED-DEFINED  1, 2, 3     483,683
CHART INDS INC               COM PAR $0.01  16115Q308    985       92,626   SH        SHARED-DEFINED  1, 2, 3      92,626
CHECK POINT SOFTWARE TECH LT ORD            M22465104  7,596      400,000   SH        SHARED-DEFINED  1, 2, 3     400,000
DELTA PETE CORP              COM NEW        247907207  7,876    1,654,721   SH        SHARED-DEFINED  1, 2, 3   1,654,721
FINISH LINE INC              CL A           317923100  3,355      599,125   SH        SHARED-DEFINED  1, 2, 3     599,125
GENESIS ENERGY L P           UNIT LTD PARTN 371927104  3,835      441,392   SH        SHARED-DEFINED  1, 2, 3     441,392
GILDAN ACTIVEWEAR INC        COM            375916103  7,391      628,500   SH        SHARED-DEFINED  1, 2, 3     628,500
HANSEN NAT CORP              COM            411310105 13,771      410,700   SH        SHARED-DEFINED  1, 2, 3     410,700
HATTERAS FINL CORP           COM            41902R103 15,428      580,000   SH        SHARED-DEFINED  1, 2, 3     580,000
HECKMANN CORP                W EXP 11/09/10 422680116  4,191    3,644,500   SH        SHARED-DEFINED  1, 2, 3   3,644,500
HECKMANN CORP                COM            422680108 14,218    2,516,418   SH        SHARED-DEFINED  1, 2, 3   2,516,418
JARDEN CORP                  COM            471109108  3,333      289,845   SH        SHARED-DEFINED  1, 2, 3     289,845
KAYNE ANDERSON MLP INVSMNT C COM            486606106  3,412      209,318   SH        SHARED-DEFINED  1, 2, 3     209,318
KEY ENERGY SVCS INC          COM            492914106  3,760      852,686   SH        SHARED-DEFINED  1, 2, 3     852,686
NEW YORK MTG TR INC          COM PAR $.02   649604501  1,041      472,963   SH        SHARED-DEFINED  1, 2, 3     472,963
OFFICE DEPOT INC             COM            676220106 17,582    5,900,000   SH        SHARED-DEFINED  1, 2, 3   5,900,000
SCIENTIFIC GAMES CORP        CL A           80874P109 13,621      776,584   SH        SHARED-DEFINED  1, 2, 3     776,584
SUNTECH PWR HLDGS CO LTD     ADR            86800C104  7,266      621,000   SH        SHARED-DEFINED  1, 2, 3     621,000



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